EMPLOYEE BENEFITS - Post-employment defined benefit pension plan (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Accumulated other comprehensive income	R$ (1,227,722)	R$ (1,111,842)
North-American post-employment defined benefit pension plan | Discount rate
EMPLOYEE BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ (19,286)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	R$ 15,457